Document And Entity Information	May 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2021
Entity Registrant Name	JFrog Ltd.
Entity Central Index Key	0001800667
Entity Emerging Growth Company	true
Entity File Number	001-39492
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	98-0680649
Entity Address, Address Line One	270 E. Caribbean Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	(408)
Local Phone Number	329-1540
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Ordinary Shares, NIS 0.01 par value
Trading Symbol	FROG
Security Exchange Name	NASDAQ